Finance income and costs	12 Months Ended
Dec. 31, 2018
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Finance income and costs
34	Finance income and costs

Finance income

Finance income is analysed as follows:

	2018	2017
Interest income from financial institutions	191	325
Other interest income	188	927

Total	379	1,252

Finance costs

Finance costs is analysed as follows:

	2018	2017
Interest expenses due to financial institutions	3,298	3,140
Other interest expenses	498	1,499
Financial institution commissions	1,784	1,650

Total	5,580	6,289